Employee Benefits (Post-Employment) - Schedule of Defined Benefit Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Net expenses for the year		$ 2,018	$ 2,569
Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	$ 715	617	778
Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	1,371	1,401	1,791
Petros Pension Plan [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	561	261	1,193
Petros Pension Plan [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	160	63	331
Petros Pension Plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	401	198	862
Petros renegotiated pension plan [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	211	518
Petros renegotiated pension plan [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	27	132
Petros renegotiated pension plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	184	386
Petros nonrenegotiated pension plan [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year		158
Petros nonrenegotiated pension plan [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year		32
Petros nonrenegotiated pension plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year		126
Petros 2 Pension Plan [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	75	53	72
Petros 2 Pension Plan [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	58	43	60
Petros 2 Pension Plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	17	10	12
AMS Medical Plan [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	1,232	1,018	1,293
AMS Medical Plan [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	466	340	377
AMS Medical Plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	766	678	916
Other plans [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	7	10	11
Other plans [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	4	7	10
Other plans [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	$ 3	$ 3	$ 1